Shareholders' Equity and Regulatory Matters	12 Months Ended
Dec. 31, 2012
Shareholders' Equity and Regulatory Matters [Abstract]
Shareholders' Equity and Regulatory Matters

Note 15 - Shareholders’ Equity and Regulatory Matters

The Company and its bank subsidiaries are subject to certain requirements imposed by state and federal banking statutes and regulations. These requirements, among other things, establish minimum levels of capital, restrict the amount of dividends that may be distributed, and require that reserves on deposit liabilities be maintained in the form of vault cash or deposits with the Federal Reserve Bank.

The Company and its subsidiary banks are subject to federal regulatory risk-based capital guidelines for banks and bank holding companies. Each must meet specific capital guidelines that involve quantitative measure of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices which measure Total and Tier 1 Capital to risk-weighted assets and Tier 1 Capital to average assets. Quantitative measures established by regulation to ensure capital adequacy and the Company’s consolidated capital ratios are set forth in the table below. The Company expects to meet or exceed these minimums without altering current operations or strategy.

	Actual		Minimum For Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
		(Dollars in thousands)
December 31, 2012

Total Capital to Risk
Weighted Assets:
Consolidated	$56,728	16.3%	$27,899	8.0%	$	N/A	—%
Bank of Stanly	34,208	15.1%	18,159	8.0%		22,699	10.0%
Anson Bank and Trust	6,402	19.1%	2,688	8.0%		3,360	10.0%
Cabarrus Bank and Trust	12,879	15.5%	6,668	8.0%		8,335	10.0%

Tier I Capital to Risk
Weighted Assets:
Consolidated	41,212	11.8%	13,949	4.0%		N/A	—%
Bank of Stanly	31,349	13.8%	9,080	4.0%		13,619	6.0%
Anson Bank and Trust	5,976	17.8%	1,344	4.0%		2,016	6.0%
Cabarrus Bank and Trust	11,834	14.2%	3,334	4.0%		5,001	6.0%

Tier I Capital to
Average Assets:
Consolidated	41,212	7.6%	21,643	4.0%		N/A	—%
Bank of Stanly	31,349	9.3%	13,619	4.0%		13,514	5.0%
Anson Bank and Trust	5,976	9.9%	2,016	4.0%		2,410	5.0%
Cabarrus Bank and Trust	11,834	9.0%	5,001	4.0%		5,225	5.0%

	Actual		Minimum For Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
		(Dollars in thousands)
December 31, 2011

Total Capital to Risk
Weighted Assets:
Consolidated	$58,319	15.4%	$30,364	8.0%	$	N/A	—%
Bank of Stanly	33,376	13.3%	20,035	8.0%		25,044	10.0%
Anson Bank and Trust	6,170	17.0%	2,904	8.0%		3,630	10.0%
Cabarrus Bank and Trust	12,641	14.3%	7,062	8.0%		8,828	10.0%

Tier I Capital to Risk
Weighted Assets:
Consolidated	42,422	11.2%	15,182	4.0%		N/A	—%
Bank of Stanly	30,231	12.1%	10,018	4.0%		15,026	6.0%
Anson Bank and Trust	5,710	15.7%	1,452	4.0%		2,178	6.0%
Cabarrus Bank and Trust	11,533	13.1%	3,531	4.0%		5,297	6.0%

Tier I Capital to
Average Assets:
Consolidated	42,422	8.0%	21,209	4.0%		N/A	—%
Bank of Stanly	30,231	8.8%	13,693	4.0%		17,117	5.0%
Anson Bank and Trust	5,710	10.1%	2,252	4.0%		2,815	5.0%
Cabarrus Bank and Trust	11,533	9.0%	5,105	4.0%		6,381	5.0%

As of December 31, 2012, the most recent notification from the Federal Deposit Insurance Corporation categorized all of the Company’s subsidiary banks as being well capitalized under the regulatory framework for prompt corrective action. There have been no conditions or events since such notification that management believes would have changed the categorizations.

On December 23, 2008, the Company entered into a letter agreement with the United States Department of Treasury to sell 10,000 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A (the “Senior Preferred”) with a redemption value of $10.0 million. The Company also issued a warrant to the Treasury that was immediately exercised for 500 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series B (the “Warrant Preferred”) with redemption value of $500,000. Combined proceeds received for the issuance of both the Senior Preferred and the Warrant Preferred was $10.0 million, resulting in a net discount that has been allocated between the two issues based upon their relative fair values. As a condition of the Cumulative Perpetual Preferred Stock, the Company must obtain consent from the United States Department of the Treasury to repurchase its common stock or to pay a cash dividend. Furthermore, the Company has agreed to certain restrictions on executive compensation.

The Senior Preferred qualifies as Tier 1 capital and will pay cumulative dividends at a rate of 5% per year, for the first five years, and 9% per year thereafter. Under the terms of the agreement, the Senior Preferred may be redeemed with prior approval from the Federal Reserve in the first three years with the proceeds from the issuance of certain qualifying Tier 1 capital or after three years at par value plus accrued and unpaid dividends.

The Warrant Preferred also qualifies as Tier 1 capital and will pay cumulative dividends at a rate of 9% per year. Under the terms of the agreement, the Warrant Preferred may be redeemed after the Senior Preferred has been completely redeemed, at par value plus accrued and unpaid dividends. It is the Company’s intention to redeem both issues of preferred stock no later than the fifth anniversary of their issuance. Accordingly, the net discount of $500,000 is going to be amortized over five years. At December 31, 2012 the remaining discount was $100,000.

On December 31, 2008, the Company entered into agreements with its subsidiary banks to sell Fixed Rate Noncumulative Perpetual Preferred Stock to the Company to provide an avenue for investing portions of the funds received from Company’s issuance of preferred stock at the subsidiary bank level. At December 31, 2012, Uwharrie Capital Corp had invested $3.0 million in Stanly, $1.8 million in Anson and $3.0 million in Cabarrus.

During in the third quarter of 2012, each of the Company’s subsidiary banks began a campaign to sell Fixed Rate Noncumulative Perpetual Preferred Stock, Series B to be issued by each subsidiary bank. The preferred stock will qualify as Tier 1 capital at each bank and will pay dividends at a rate of 5.30%. The sale ended on December 31, 2012 with Stanly raising $4.5 million, Anson raising $1.3 million and Cabarrus raising $1.9 million in new capital. These funds were held in an escrow account at December 31,2012 and the new preferred stock was issued on January 1, 2013.

All of the Company’s aforementioned investments in its subsidiary banks qualify for Tier 1 capital treatment and are included as such in their respective year end capital ratios.

For the reserve maintenance period in effect at December 31, 2012, the subsidiary banks were required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank in the aggregate amount of $2.2 million as reserves on deposit liabilities.

Stock Repurchase Program

On February 21, 1995, the Company’s Board of Directors authorized and approved a Stock Repurchase Program, to be reaffirmed annually, pursuant to which the Company may repurchase shares of the Company’s common stock for the primary purpose of providing liquidity to its shareholders. There were no shares repurchased during 2011 or 2012.

Pursuant to the terms of the United States Department of the Treasury’s investment in the Company’s preferred stock under the Capital Purchase Program (“CPP”), the Company must obtain the prior consent of the United States Department of the Treasury to repurchase its common stock under the Stock Purchase Plan or otherwise or to pay a cash dividend.